Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000015677
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Class A
Trading Symbol	SUWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.82%

Gross expense ratio as of the latest prospectus: 0.82%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 13.89% (unadjusted for sales charges) for the period ended September 30, 2025. The Russell 1000® Index, returned 17.75% for the same period.

Stock selection was the primary factor in the Fund’s underperformance relative to the Russell 1000® Index. Much of the shortfall was the result of zero weightings or underweights in index components that outperformed in a rally characterized by strength in mega-cap technology stocks, AI-related companies, and speculative, faster growers that benefited from the momentum-driven market. Some of the key detractors in this category included zero weightings in Applovin Corp., and GE Vernova, Inc., as well as underweights in Palantir, Inc. (0.2%), Broadcom, Inc. (1.4%) and Tesla, Inc. (1.6%), among others. We maintained the Fund’s overall positioning, as we don’t attempt to capture short-term trends in the market.

The spirits producer Constellation Brands, Inc. (0.5%) was the largest individual detractor among stocks in which the Fund was overweight. The stock fell sharply amid a persistent decline in consumer demand for alcoholic beverages. A position in the apparel company Deckers Outdoor Corp.,* which came under pressure from weaker-than-expected earnings, was an additional detractor of note.

On the positive side, we produced strong relative performance in financials thanks to positions in the large-cap banks JPMorgan Chase & Co. (3.1%) and Wells Fargo (1.5%), as well as the credit care provider Visa, Inc. Our stock picks also added value in the communication services sector, where Spotify Technology SA (0.3%) reported strong earnings behind continued user growth and Google parent Alphabet, Inc. (4.4%) participated in the rally in mega-cap technology-related stocks. The utilities sector was another area of strength thanks to a gain in NRG Energy, Inc. (1.2%) Outside of these sectors, an overweight position in Oracle Corp. (2.1%) — which was boosted by optimism about its ability to capitalize on the growth of AI — was the leading contributor.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index
'15	$9,425	$10,000
'15	$10,212	$10,809
'15	$10,289	$10,845
'15	$10,108	$10,650
'16	$9,444	$10,076
'16	$9,292	$10,073
'16	$9,914	$10,775
'16	$9,975	$10,833
'16	$10,198	$11,023
'16	$10,147	$11,048
'16	$10,563	$11,469
'16	$10,611	$11,484
'16	$10,626	$11,493
'16	$10,468	$11,269
'16	$10,947	$11,713
'16	$11,122	$11,933
'17	$11,266	$12,173
'17	$11,690	$12,645
'17	$11,639	$12,653
'17	$11,802	$12,786
'17	$12,054	$12,950
'17	$12,079	$13,040
'17	$12,397	$13,298
'17	$12,350	$13,340
'17	$12,659	$13,624
'17	$12,950	$13,936
'17	$13,324	$14,361
'17	$13,472	$14,521
'18	$14,247	$15,319
'18	$13,704	$14,756
'18	$13,380	$14,421
'18	$13,553	$14,470
'18	$13,820	$14,840
'18	$13,930	$14,936
'18	$14,405	$15,451
'18	$14,860	$15,983
'18	$14,970	$16,044
'18	$13,809	$14,909
'18	$13,967	$15,212
'18	$12,661	$13,827
'19	$13,676	$14,985
'19	$14,186	$15,493
'19	$14,368	$15,763
'19	$14,986	$16,399
'19	$14,031	$15,354
'19	$14,948	$16,432
'19	$15,162	$16,687
'19	$14,813	$16,382
'19	$15,147	$16,665
'19	$15,463	$17,019
'19	$15,972	$17,662
'19	$16,456	$18,172
'20	$16,450	$18,192
'20	$15,137	$16,705
'20	$13,007	$14,497
'20	$14,572	$16,413
'20	$15,222	$17,279
'20	$15,502	$17,661
'20	$16,384	$18,695
'20	$17,504	$20,068
'20	$16,769	$19,334
'20	$16,318	$18,868
'20	$18,254	$21,090
'20	$19,039	$21,981
'21	$18,964	$21,800
'21	$19,228	$22,432
'21	$19,991	$23,281
'21	$21,043	$24,534
'21	$21,308	$24,651
'21	$21,876	$25,268
'21	$22,292	$25,793
'21	$22,728	$26,540
'21	$21,661	$25,321
'21	$23,134	$27,078
'21	$22,673	$26,714
'21	$23,790	$27,796
'22	$22,454	$26,229
'22	$22,267	$25,510
'22	$23,069	$26,370
'22	$21,112	$24,020
'22	$21,091	$23,983
'22	$19,407	$21,975
'22	$21,078	$24,021
'22	$20,394	$23,099
'22	$18,454	$20,962
'22	$20,237	$22,643
'22	$21,320	$23,868
'22	$20,058	$22,480
'23	$21,350	$23,987
'23	$20,817	$23,416
'23	$21,378	$24,157
'23	$21,519	$24,456
'23	$21,519	$24,570
'23	$22,950	$26,230
'23	$23,799	$27,132
'23	$23,351	$26,657
'23	$22,388	$25,404
'23	$21,939	$24,790
'23	$23,923	$27,106
'23	$25,123	$28,444
'24	$25,567	$28,840
'24	$26,909	$30,398
'24	$27,951	$31,372
'24	$26,468	$30,037
'24	$27,968	$31,452
'24	$28,650	$32,493
'24	$28,980	$32,965
'24	$29,285	$33,747
'24	$29,895	$34,468
'24	$29,358	$34,228
'24	$31,366	$36,431
'24	$30,078	$35,415
'25	$30,982	$36,543
'25	$30,320	$35,904
'25	$28,432	$33,826
'25	$28,038	$33,624
'25	$29,748	$35,771
'25	$31,398	$37,582
'25	$32,232	$38,417
'25	$32,787	$39,226
'25	$34,047	$40,586

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	13.89%	15.22%	13.71%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	7.34%	13.86%	13.03%
Russell 1000® Index	17.75%	15.99%	15.04%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,721,281,962
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 15,657,936
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,721,281,962
Number of Portfolio Holdings	96
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	15,657,936

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	34%
Financials	13%
Consumer Discretionary	11%
Communication Services	10%
Industrials	9%
Health Care	8%
Consumer Staples	4%
Energy	3%
Utilities	3%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	43.8% of Net Assets
Microsoft Corp.	8.9%
Apple, Inc.	8.5%
NVIDIA Corp.	6.5%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
JPMorgan Chase & Co.	3.1%
Meta Platforms, Inc.	2.7%
Oracle Corp.	2.1%
AbbVie, Inc.	2.1%
Visa, Inc.	2.0%

Material Fund Change [Text Block]
C000015680
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Class C
Trading Symbol	SUWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.60%

Gross expense ratio as of the latest prospectus: 1.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 13.02% (unadjusted for sales charges) for the period ended September 30, 2025. The Russell 1000® Index, returned 17.75% for the same period.

Stock selection was the primary factor in the Fund’s underperformance relative to the Russell 1000® Index. Much of the shortfall was the result of zero weightings or underweights in index components that outperformed in a rally characterized by strength in mega-cap technology stocks, AI-related companies, and speculative, faster growers that benefited from the momentum-driven market. Some of the key detractors in this category included zero weightings in Applovin Corp., and GE Vernova, Inc., as well as underweights in Palantir, Inc. (0.2%), Broadcom, Inc. (1.4%) and Tesla, Inc. (1.6%), among others. We maintained the Fund’s overall positioning, as we don’t attempt to capture short-term trends in the market.

The spirits producer Constellation Brands, Inc. (0.5%) was the largest individual detractor among stocks in which the Fund was overweight. The stock fell sharply amid a persistent decline in consumer demand for alcoholic beverages. A position in the apparel company Deckers Outdoor Corp.,* which came under pressure from weaker-than-expected earnings, was an additional detractor of note.

On the positive side, we produced strong relative performance in financials thanks to positions in the large-cap banks JPMorgan Chase & Co. (3.1%) and Wells Fargo (1.5%), as well as the credit care provider Visa, Inc. Our stock picks also added value in the communication services sector, where Spotify Technology SA (0.3%) reported strong earnings behind continued user growth and Google parent Alphabet, Inc. (4.4%) participated in the rally in mega-cap technology-related stocks. The utilities sector was another area of strength thanks to a gain in NRG Energy, Inc. (1.2%) Outside of these sectors, an overweight position in Oracle Corp. (2.1%) — which was boosted by optimism about its ability to capitalize on the growth of AI — was the leading contributor.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index
'15	$10,000	$10,000
'15	$10,826	$10,809
'15	$10,901	$10,845
'15	$10,702	$10,650
'16	$9,995	$10,076
'16	$9,827	$10,073
'16	$10,482	$10,775
'16	$10,540	$10,833
'16	$10,766	$11,023
'16	$10,703	$11,048
'16	$11,136	$11,469
'16	$11,179	$11,484
'16	$11,188	$11,493
'16	$11,015	$11,269
'16	$11,511	$11,713
'16	$11,688	$11,933
'17	$11,831	$12,173
'17	$12,270	$12,645
'17	$12,205	$12,653
'17	$12,374	$12,786
'17	$12,624	$12,950
'17	$12,641	$13,040
'17	$12,967	$13,298
'17	$12,911	$13,340
'17	$13,227	$13,624
'17	$13,523	$13,936
'17	$13,906	$14,361
'17	$14,051	$14,521
'18	$14,846	$15,319
'18	$14,271	$14,756
'18	$13,921	$14,421
'18	$14,099	$14,470
'18	$14,368	$14,840
'18	$14,469	$14,936
'18	$14,953	$15,451
'18	$15,421	$15,983
'18	$15,524	$16,044
'18	$14,308	$14,909
'18	$14,464	$15,212
'18	$13,100	$13,827
'19	$14,144	$14,985
'19	$14,656	$15,493
'19	$14,842	$15,763
'19	$15,471	$16,399
'19	$14,476	$15,354
'19	$15,410	$16,432
'19	$15,617	$16,687
'19	$15,251	$16,382
'19	$15,587	$16,665
'19	$15,899	$17,019
'19	$16,412	$17,662
'19	$16,895	$18,172
'20	$16,882	$18,192
'20	$15,532	$16,705
'20	$13,335	$14,497
'20	$14,930	$16,413
'20	$15,581	$17,279
'20	$15,863	$17,661
'20	$16,757	$18,695
'20	$17,887	$20,068
'20	$17,123	$19,334
'20	$16,650	$18,868
'20	$18,618	$21,090
'20	$19,407	$21,981
'21	$19,312	$21,800
'21	$19,570	$22,432
'21	$20,329	$23,281
'21	$21,388	$24,534
'21	$21,652	$24,651
'21	$22,208	$25,268
'21	$22,615	$25,793
'21	$23,043	$26,540
'21	$21,951	$25,321
'21	$23,423	$27,078
'21	$22,941	$26,714
'21	$24,059	$27,796
'22	$22,693	$26,229
'22	$22,491	$25,510
'22	$23,283	$26,370
'22	$21,295	$24,020
'22	$21,256	$23,983
'22	$19,547	$21,975
'22	$21,217	$24,021
'22	$20,518	$23,099
'22	$18,553	$20,962
'22	$20,339	$22,643
'22	$21,411	$23,868
'22	$20,133	$22,480
'23	$21,411	$23,987
'23	$20,861	$23,416
'23	$21,411	$24,157
'23	$21,546	$24,456
'23	$21,529	$24,570
'23	$22,942	$26,230
'23	$23,779	$27,132
'23	$23,314	$26,657
'23	$22,341	$25,404
'23	$21,876	$24,790
'23	$23,847	$27,106
'23	$25,025	$28,444
'24	$25,450	$28,840
'24	$26,760	$30,398
'24	$27,779	$31,372
'24	$26,291	$30,037
'24	$27,761	$31,452
'24	$28,425	$32,493
'24	$28,726	$32,965
'24	$29,019	$33,747
'24	$29,603	$34,468
'24	$29,045	$34,228
'24	$31,020	$36,431
'24	$29,720	$35,415
'25	$30,596	$36,543
'25	$29,922	$35,904
'25	$28,043	$33,826
'25	$27,628	$33,624
'25	$29,296	$35,771
'25	$30,905	$37,582
'25	$31,705	$38,417
'25	$32,235	$39,226
'25	$33,459	$40,586

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	13.02%	14.34%	12.84%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	12.02%	14.34%	12.84%
Russell 1000® Index	17.75%	15.99%	15.04%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,721,281,962
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 15,657,936
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,721,281,962
Number of Portfolio Holdings	96
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	15,657,936

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	34%
Financials	13%
Consumer Discretionary	11%
Communication Services	10%
Industrials	9%
Health Care	8%
Consumer Staples	4%
Energy	3%
Utilities	3%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	43.8% of Net Assets
Microsoft Corp.	8.9%
Apple, Inc.	8.5%
NVIDIA Corp.	6.5%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
JPMorgan Chase & Co.	3.1%
Meta Platforms, Inc.	2.7%
Oracle Corp.	2.1%
AbbVie, Inc.	2.1%
Visa, Inc.	2.0%

Material Fund Change [Text Block]
C000148203
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Class R6
Trading Symbol	SUWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.49%

Gross expense ratio as of the latest prospectus: 0.48%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 14.28% for the period ended September 30, 2025. The Russell 1000® Index, returned 17.75% for the same period.

Stock selection was the primary factor in the Fund’s underperformance relative to the Russell 1000® Index. Much of the shortfall was the result of zero weightings or underweights in index components that outperformed in a rally characterized by strength in mega-cap technology stocks, AI-related companies, and speculative, faster growers that benefited from the momentum-driven market. Some of the key detractors in this category included zero weightings in Applovin Corp., and GE Vernova, Inc., as well as underweights in Palantir, Inc. (0.2%), Broadcom, Inc. (1.4%) and Tesla, Inc. (1.6%), among others. We maintained the Fund’s overall positioning, as we don’t attempt to capture short-term trends in the market.

The spirits producer Constellation Brands, Inc. (0.5%) was the largest individual detractor among stocks in which the Fund was overweight. The stock fell sharply amid a persistent decline in consumer demand for alcoholic beverages. A position in the apparel company Deckers Outdoor Corp.,* which came under pressure from weaker-than-expected earnings, was an additional detractor of note.

On the positive side, we produced strong relative performance in financials thanks to positions in the large-cap banks JPMorgan Chase & Co. (3.1%) and Wells Fargo (1.5%), as well as the credit care provider Visa, Inc. Our stock picks also added value in the communication services sector, where Spotify Technology SA (0.3%) reported strong earnings behind continued user growth and Google parent Alphabet, Inc. (4.4%) participated in the rally in mega-cap technology-related stocks. The utilities sector was another area of strength thanks to a gain in NRG Energy, Inc. (1.2%) Outside of these sectors, an overweight position in Oracle Corp. (2.1%) — which was boosted by optimism about its ability to capitalize on the growth of AI — was the leading contributor.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index
'15	$10,000	$10,000
'15	$10,831	$10,809
'15	$10,920	$10,845
'15	$10,727	$10,650
'16	$10,030	$10,076
'16	$9,869	$10,073
'16	$10,538	$10,775
'16	$10,607	$10,833
'16	$10,846	$11,023
'16	$10,792	$11,048
'16	$11,239	$11,469
'16	$11,295	$11,484
'16	$11,312	$11,493
'16	$11,151	$11,269
'16	$11,659	$11,713
'16	$11,851	$11,933
'17	$12,008	$12,173
'17	$12,469	$12,645
'17	$12,413	$12,653
'17	$12,595	$12,786
'17	$12,866	$12,950
'17	$12,894	$13,040
'17	$13,240	$13,298
'17	$13,195	$13,340
'17	$13,531	$13,624
'17	$13,843	$13,936
'17	$14,249	$14,361
'17	$14,408	$14,521
'18	$15,238	$15,319
'18	$14,664	$14,756
'18	$14,319	$14,421
'18	$14,513	$14,470
'18	$14,800	$14,840
'18	$14,924	$14,936
'18	$15,433	$15,451
'18	$15,932	$15,983
'18	$16,051	$16,044
'18	$14,815	$14,909
'18	$14,989	$15,212
'18	$13,584	$13,827
'19	$14,684	$14,985
'19	$15,230	$15,493
'19	$15,438	$15,763
'19	$16,106	$16,399
'19	$15,086	$15,354
'19	$16,068	$16,432
'19	$16,307	$16,687
'19	$15,936	$16,382
'19	$16,301	$16,665
'19	$16,643	$17,019
'19	$17,195	$17,662
'19	$17,720	$18,172
'20	$17,720	$18,192
'20	$16,318	$16,705
'20	$14,021	$14,497
'20	$15,718	$16,413
'20	$16,416	$17,279
'20	$16,728	$17,661
'20	$17,687	$18,695
'20	$18,898	$20,068
'20	$18,108	$19,334
'20	$17,627	$18,868
'20	$19,728	$21,090
'20	$20,578	$21,981
'21	$20,504	$21,800
'21	$20,792	$22,432
'21	$21,625	$23,281
'21	$22,768	$24,534
'21	$23,064	$24,651
'21	$23,677	$25,268
'21	$24,142	$25,793
'21	$24,614	$26,540
'21	$23,475	$25,321
'21	$25,069	$27,078
'21	$24,576	$26,714
'21	$25,800	$27,796
'22	$24,357	$26,229
'22	$24,166	$25,510
'22	$25,043	$26,370
'22	$22,921	$24,020
'22	$22,906	$23,983
'22	$21,079	$21,975
'22	$22,905	$24,021
'22	$22,165	$23,099
'22	$20,062	$20,962
'22	$22,009	$22,643
'22	$23,192	$23,868
'22	$21,831	$22,480
'23	$23,239	$23,987
'23	$22,660	$23,416
'23	$23,281	$24,157
'23	$23,440	$24,456
'23	$23,449	$24,570
'23	$25,012	$26,230
'23	$25,947	$27,132
'23	$25,459	$26,657
'23	$24,424	$25,404
'23	$23,934	$24,790
'23	$26,113	$27,106
'23	$27,425	$28,444
'24	$27,919	$28,840
'24	$29,385	$30,398
'24	$30,539	$31,372
'24	$28,928	$30,037
'24	$30,574	$31,452
'24	$31,326	$32,493
'24	$31,698	$32,965
'24	$32,044	$33,747
'24	$32,719	$34,468
'24	$32,142	$34,228
'24	$34,346	$36,431
'24	$32,945	$35,415
'25	$33,945	$36,543
'25	$33,234	$35,904
'25	$31,172	$33,826
'25	$30,748	$33,624
'25	$32,627	$35,771
'25	$34,448	$37,582
'25	$35,375	$38,417
'25	$35,993	$39,226
'25	$37,391	$40,586

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	14.28%	15.61%	14.10%
Russell 1000® Index	17.75%	15.99%	15.04%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,721,281,962
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 15,657,936
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,721,281,962
Number of Portfolio Holdings	96
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	15,657,936

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	34%
Financials	13%
Consumer Discretionary	11%
Communication Services	10%
Industrials	9%
Health Care	8%
Consumer Staples	4%
Energy	3%
Utilities	3%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	43.8% of Net Assets
Microsoft Corp.	8.9%
Apple, Inc.	8.5%
NVIDIA Corp.	6.5%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
JPMorgan Chase & Co.	3.1%
Meta Platforms, Inc.	2.7%
Oracle Corp.	2.1%
AbbVie, Inc.	2.1%
Visa, Inc.	2.0%

Material Fund Change [Text Block]
C000015682
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Class S
Trading Symbol	SCDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$59	0.55%

Gross expense ratio as of the latest prospectus: 0.55%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 14.19% for the period ended September 30, 2025. The Russell 1000® Index, returned 17.75% for the same period.

Stock selection was the primary factor in the Fund’s underperformance relative to the Russell 1000® Index. Much of the shortfall was the result of zero weightings or underweights in index components that outperformed in a rally characterized by strength in mega-cap technology stocks, AI-related companies, and speculative, faster growers that benefited from the momentum-driven market. Some of the key detractors in this category included zero weightings in Applovin Corp., and GE Vernova, Inc., as well as underweights in Palantir, Inc. (0.2%), Broadcom, Inc. (1.4%) and Tesla, Inc. (1.6%), among others. We maintained the Fund’s overall positioning, as we don’t attempt to capture short-term trends in the market.

The spirits producer Constellation Brands, Inc. (0.5%) was the largest individual detractor among stocks in which the Fund was overweight. The stock fell sharply amid a persistent decline in consumer demand for alcoholic beverages. A position in the apparel company Deckers Outdoor Corp.,* which came under pressure from weaker-than-expected earnings, was an additional detractor of note.

On the positive side, we produced strong relative performance in financials thanks to positions in the large-cap banks JPMorgan Chase & Co. (3.1%) and Wells Fargo (1.5%), as well as the credit care provider Visa, Inc. Our stock picks also added value in the communication services sector, where Spotify Technology SA (0.3%) reported strong earnings behind continued user growth and Google parent Alphabet, Inc. (4.4%) participated in the rally in mega-cap technology-related stocks. The utilities sector was another area of strength thanks to a gain in NRG Energy, Inc. (1.2%) Outside of these sectors, an overweight position in Oracle Corp. (2.1%) — which was boosted by optimism about its ability to capitalize on the growth of AI — was the leading contributor.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index
'15	$10,000	$10,000
'15	$10,837	$10,809
'15	$10,921	$10,845
'15	$10,730	$10,650
'16	$10,028	$10,076
'16	$9,872	$10,073
'16	$10,539	$10,775
'16	$10,603	$10,833
'16	$10,843	$11,023
'16	$10,791	$11,048
'16	$11,234	$11,469
'16	$11,289	$11,484
'16	$11,309	$11,493
'16	$11,143	$11,269
'16	$11,652	$11,713
'16	$11,846	$11,933
'17	$12,003	$12,173
'17	$12,455	$12,645
'17	$12,406	$12,653
'17	$12,583	$12,786
'17	$12,853	$12,950
'17	$12,879	$13,040
'17	$13,225	$13,298
'17	$13,180	$13,340
'17	$13,513	$13,624
'17	$13,825	$13,936
'17	$14,226	$14,361
'17	$14,387	$14,521
'18	$15,216	$15,319
'18	$14,643	$14,756
'18	$14,295	$14,421
'18	$14,489	$14,470
'18	$14,776	$14,840
'18	$14,898	$14,936
'18	$15,406	$15,451
'18	$15,899	$15,983
'18	$16,021	$16,044
'18	$14,786	$14,909
'18	$14,954	$15,212
'18	$13,553	$13,827
'19	$14,652	$14,985
'19	$15,198	$15,493
'19	$15,396	$15,763
'19	$16,063	$16,399
'19	$15,045	$15,354
'19	$16,027	$16,432
'19	$16,261	$16,687
'19	$15,890	$16,382
'19	$16,256	$16,665
'19	$16,598	$17,019
'19	$17,144	$17,662
'19	$17,670	$18,172
'20	$17,670	$18,192
'20	$16,264	$16,705
'20	$13,981	$14,497
'20	$15,662	$16,413
'20	$16,365	$17,279
'20	$16,667	$17,661
'20	$17,623	$18,695
'20	$18,832	$20,068
'20	$18,046	$19,334
'20	$17,560	$18,868
'20	$19,650	$21,090
'20	$20,499	$21,981
'21	$20,425	$21,800
'21	$20,713	$22,432
'21	$21,533	$23,281
'21	$22,673	$24,534
'21	$22,968	$24,651
'21	$23,581	$25,268
'21	$24,038	$25,793
'21	$24,515	$26,540
'21	$23,375	$25,321
'21	$24,964	$27,078
'21	$24,466	$26,714
'21	$25,681	$27,796
'22	$24,243	$26,229
'22	$24,052	$25,510
'22	$24,922	$26,370
'22	$22,815	$24,020
'22	$22,792	$23,983
'22	$20,975	$21,975
'22	$22,788	$24,021
'22	$22,058	$23,099
'22	$19,958	$20,962
'22	$21,899	$22,643
'22	$23,077	$23,868
'22	$21,716	$22,480
'23	$23,110	$23,987
'23	$22,543	$23,416
'23	$23,156	$24,157
'23	$23,315	$24,456
'23	$23,315	$24,570
'23	$24,875	$26,230
'23	$25,798	$27,132
'23	$25,320	$26,657
'23	$24,284	$25,404
'23	$23,796	$24,790
'23	$25,958	$27,106
'23	$27,267	$28,444
'24	$27,750	$28,840
'24	$29,210	$30,398
'24	$30,352	$31,372
'24	$28,749	$30,037
'24	$30,379	$31,452
'24	$31,130	$32,493
'24	$31,491	$32,965
'24	$31,836	$33,747
'24	$32,511	$34,468
'24	$31,927	$34,228
'24	$34,120	$36,431
'24	$32,721	$35,415
'25	$33,725	$36,543
'25	$33,008	$35,904
'25	$30,952	$33,826
'25	$30,530	$33,624
'25	$32,399	$35,771
'25	$34,205	$37,582
'25	$35,127	$38,417
'25	$35,732	$39,226
'25	$37,123	$40,586

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	14.19%	15.52%	14.02%
Russell 1000® Index	17.75%	15.99%	15.04%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,721,281,962
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 15,657,936
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,721,281,962
Number of Portfolio Holdings	96
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	15,657,936

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	34%
Financials	13%
Consumer Discretionary	11%
Communication Services	10%
Industrials	9%
Health Care	8%
Consumer Staples	4%
Energy	3%
Utilities	3%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	43.8% of Net Assets
Microsoft Corp.	8.9%
Apple, Inc.	8.5%
NVIDIA Corp.	6.5%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
JPMorgan Chase & Co.	3.1%
Meta Platforms, Inc.	2.7%
Oracle Corp.	2.1%
AbbVie, Inc.	2.1%
Visa, Inc.	2.0%

Material Fund Change [Text Block]
C000015683
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Institutional Class
Trading Symbol	SUWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.55%

Gross expense ratio as of the latest prospectus: 0.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 14.19% for the period ended September 30, 2025. The Russell 1000® Index, returned 17.75% for the same period.

Stock selection was the primary factor in the Fund’s underperformance relative to the Russell 1000® Index. Much of the shortfall was the result of zero weightings or underweights in index components that outperformed in a rally characterized by strength in mega-cap technology stocks, AI-related companies, and speculative, faster growers that benefited from the momentum-driven market. Some of the key detractors in this category included zero weightings in Applovin Corp., and GE Vernova, Inc., as well as underweights in Palantir, Inc. (0.2%), Broadcom, Inc. (1.4%) and Tesla, Inc. (1.6%), among others. We maintained the Fund’s overall positioning, as we don’t attempt to capture short-term trends in the market.

The spirits producer Constellation Brands, Inc. (0.5%) was the largest individual detractor among stocks in which the Fund was overweight. The stock fell sharply amid a persistent decline in consumer demand for alcoholic beverages. A position in the apparel company Deckers Outdoor Corp.,* which came under pressure from weaker-than-expected earnings, was an additional detractor of note.

On the positive side, we produced strong relative performance in financials thanks to positions in the large-cap banks JPMorgan Chase & Co. (3.1%) and Wells Fargo (1.5%), as well as the credit care provider Visa, Inc. Our stock picks also added value in the communication services sector, where Spotify Technology SA (0.3%) reported strong earnings behind continued user growth and Google parent Alphabet, Inc. (4.4%) participated in the rally in mega-cap technology-related stocks. The utilities sector was another area of strength thanks to a gain in NRG Energy, Inc. (1.2%) Outside of these sectors, an overweight position in Oracle Corp. (2.1%) — which was boosted by optimism about its ability to capitalize on the growth of AI — was the leading contributor.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2025.

* Not held at September 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 1000® Index
'15	$1,000,000	$1,000,000
'15	$1,083,051	$1,080,909
'15	$1,091,949	$1,084,480
'15	$1,072,973	$1,064,970
'16	$1,002,907	$1,007,649
'16	$986,879	$1,007,303
'16	$1,053,580	$1,077,473
'16	$1,060,469	$1,083,333
'16	$1,083,892	$1,102,304
'16	$1,078,874	$1,104,800
'16	$1,123,540	$1,146,887
'16	$1,129,065	$1,148,411
'16	$1,130,710	$1,149,320
'16	$1,114,082	$1,126,908
'16	$1,165,352	$1,171,335
'16	$1,184,367	$1,193,341
'17	$1,200,041	$1,217,337
'17	$1,245,594	$1,264,458
'17	$1,240,280	$1,265,257
'17	$1,257,963	$1,278,634
'17	$1,284,979	$1,294,952
'17	$1,288,129	$1,303,994
'17	$1,322,610	$1,329,818
'17	$1,318,177	$1,333,978
'17	$1,351,451	$1,362,385
'17	$1,382,581	$1,393,633
'17	$1,423,100	$1,436,133
'17	$1,438,816	$1,452,143
'18	$1,522,104	$1,531,856
'18	$1,464,323	$1,475,616
'18	$1,429,723	$1,442,123
'18	$1,449,029	$1,447,024
'18	$1,477,728	$1,483,961
'18	$1,489,929	$1,493,557
'18	$1,541,216	$1,545,102
'18	$1,590,409	$1,598,342
'18	$1,602,680	$1,604,411
'18	$1,478,832	$1,490,878
'18	$1,496,149	$1,521,218
'18	$1,355,912	$1,382,670
'19	$1,465,547	$1,498,542
'19	$1,520,661	$1,549,280
'19	$1,540,576	$1,576,252
'19	$1,607,765	$1,639,908
'19	$1,505,496	$1,535,406
'19	$1,603,796	$1,643,198
'19	$1,627,065	$1,668,717
'19	$1,590,073	$1,638,154
'19	$1,626,199	$1,666,549
'19	$1,660,926	$1,701,869
'19	$1,715,412	$1,766,185
'19	$1,768,046	$1,817,190
'20	$1,768,046	$1,819,151
'20	$1,627,675	$1,670,495
'20	$1,398,569	$1,449,740
'20	$1,567,048	$1,641,313
'20	$1,637,196	$1,727,911
'20	$1,668,104	$1,766,122
'20	$1,763,639	$1,869,539
'20	$1,884,316	$2,006,758
'20	$1,805,309	$1,933,415
'20	$1,757,386	$1,886,791
'20	$1,966,103	$2,108,974
'20	$2,050,920	$2,198,132
'21	$2,043,571	$2,180,028
'21	$2,072,297	$2,243,206
'21	$2,154,789	$2,328,096
'21	$2,268,622	$2,453,419
'21	$2,298,084	$2,465,065
'21	$2,359,379	$2,526,833
'21	$2,405,023	$2,579,325
'21	$2,452,681	$2,653,977
'21	$2,338,203	$2,532,069
'21	$2,497,580	$2,707,762
'21	$2,447,817	$2,671,439
'21	$2,569,030	$2,779,647
'22	$2,425,501	$2,622,930
'22	$2,406,414	$2,550,953
'22	$2,493,241	$2,637,036
'22	$2,282,157	$2,401,969
'22	$2,279,862	$2,398,318
'22	$2,098,340	$2,197,459
'22	$2,279,271	$2,402,129
'22	$2,206,438	$2,309,896
'22	$1,996,754	$2,096,167
'22	$2,190,434	$2,264,280
'22	$2,308,026	$2,386,772
'22	$2,172,169	$2,247,985
'23	$2,312,148	$2,398,701
'23	$2,254,657	$2,341,622
'23	$2,316,658	$2,415,695
'23	$2,332,525	$2,445,628
'23	$2,332,525	$2,457,019
'23	$2,488,198	$2,622,961
'23	$2,581,128	$2,713,160
'23	$2,532,570	$2,665,699
'23	$2,429,162	$2,540,421
'23	$2,380,478	$2,479,021
'23	$2,597,038	$2,710,550
'23	$2,727,658	$2,844,358
'24	$2,776,774	$2,884,025
'24	$2,922,366	$3,039,766
'24	$3,036,393	$3,137,212
'24	$2,876,444	$3,003,716
'24	$3,039,029	$3,145,160
'24	$3,114,778	$3,249,255
'24	$3,150,883	$3,296,541
'24	$3,185,228	$3,374,680
'24	$3,252,519	$3,446,837
'24	$3,194,280	$3,422,753
'24	$3,413,998	$3,643,106
'24	$3,274,393	$3,541,537
'25	$3,373,646	$3,654,270
'25	$3,302,069	$3,590,353
'25	$3,096,819	$3,382,566
'25	$3,054,764	$3,362,435
'25	$3,242,102	$3,577,084
'25	$3,422,296	$3,758,232
'25	$3,514,246	$3,841,745
'25	$3,575,547	$3,922,605
'25	$3,714,142	$4,058,592

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	14.19%	15.52%	14.02%
Russell 1000® Index	17.75%	15.99%	15.04%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,721,281,962
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 15,657,936
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,721,281,962
Number of Portfolio Holdings	96
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	15,657,936

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	34%
Financials	13%
Consumer Discretionary	11%
Communication Services	10%
Industrials	9%
Health Care	8%
Consumer Staples	4%
Energy	3%
Utilities	3%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	43.8% of Net Assets
Microsoft Corp.	8.9%
Apple, Inc.	8.5%
NVIDIA Corp.	6.5%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
JPMorgan Chase & Co.	3.1%
Meta Platforms, Inc.	2.7%
Oracle Corp.	2.1%
AbbVie, Inc.	2.1%
Visa, Inc.	2.0%

Material Fund Change [Text Block]